Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable Abstract
Account receivable	¥ 166,159	¥ 225,917
Less: Allowance for credit losses	(33,995)	(22,281)
Total	¥ 132,164	¥ 203,636